Securities 4 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Securities Held To Maturity With Gross Unrealized Losses [Line Items]
Less than 12 months fair value	$ 7,886	$ 12,101
Less than 12 months unrealized losses	80	279
Over 12 months fair value	4,647	4,777
over 12 months unrealized losses	55	48
Total fair value	12,533	16,878
Total unrealized losses	135	327
Government Sponsored enterprise obligations [Member]
Securities Held To Maturity With Gross Unrealized Losses [Line Items]
Less than 12 months fair value	0
Less than 12 months unrealized losses	0
Over 12 months fair value	0
over 12 months unrealized losses	0
Total fair value	0
Total unrealized losses	0
State and municipal obligations [Member]
Securities Held To Maturity With Gross Unrealized Losses [Line Items]
Less than 12 months fair value	7,886	11,950
Less than 12 months unrealized losses	80	276
Over 12 months fair value	4,647	4,777
over 12 months unrealized losses	55	48
Total fair value	12,533	16,727
Total unrealized losses	135	324
Corporate obligations [Member]
Securities Held To Maturity With Gross Unrealized Losses [Line Items]
Less than 12 months fair value		151
Less than 12 months unrealized losses		3
Over 12 months fair value		0
over 12 months unrealized losses		0
Total fair value		151
Total unrealized losses		$ 3